Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2024
Accounting Policies [Abstract]
Schedule of Allowance for Credit Losses	The following table shows the activity in the allowance for credit losses for the six months ended June 30, 2024 and 2023:

	Six Months Ended June 30,
	2024	2023
Allowance for credit losses as of beginning of period	$126	$3,237
Provision	47	63
Recoveries collected	(59)	—
Allowance for credit losses as of end of period	$114	$3,300

Schedule of Cash and Cash Equivalents

	June 30, 2024	December 31, 2023
Cash and cash equivalents	$25,605	$23,476
Restricted cash included in Other non-current assets	1,174	1,127
Total cash, cash equivalents and restricted cash	$26,779	$24,603

Schedule of Restrictions on Cash and Cash Equivalents

	June 30, 2024	December 31, 2023
Cash and cash equivalents	$25,605	$23,476
Restricted cash included in Other non-current assets	1,174	1,127
Total cash, cash equivalents and restricted cash	$26,779	$24,603

Schedule of Cash Flow, Supplemental Disclosures	Cash Flow Information

	Six Months Ended June 30,
	2024	2023
Cash paid during the period for:
Income tax, net of refunds	$1,974	$174
Interest	$11	$3